Interest and Finance Costs	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs:
17. Interest and Finance Costs:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2013	2014	2015

Interest incurred on long-term debt	$251,596	$317,445	$150,061
Interest, amortization and write off of financing fees on loan from affiliate	-	-	3,642
Amortization and write-off of financing fees	46,006	50,551	23,834
Discount on receivable from drilling contract	-	-	4,048
Amortization of convertible notes discount	43,769	45,261	-
Amortization of share lending agreement-note issuance costs	2,974	2,733	-
Commissions, commitment fees and other financial expenses	57,498	34,256	2,607
Capitalized interest	(69,714)	(39,225)	(12,060)

Total	$332,129	$411,021	$172,132